Notes Payable and Convertible Notes Payable	12 Months Ended
Dec. 31, 2025
Notes Payable and Convertible Notes Payable [Abstract]
Notes Payable and Convertible Notes Payable

Note 4 – Notes Payable and Convertible Notes Payable

Notes Payable - Net

Between June 2012 and October 2023, the Company issued promissory notes to 13 individuals in the aggregate of $1,370,009 with various interest rates ranging from 0% to 12% and maturity dates of December 31, 2025. During the year ended December 31, 2025, the Company agreed to extend the maturity dates of all notes to March 31, 2026 without any penalties nor consideration. The promissory notes are unsecured. On May 1, 2025, the Company redeemed a Promissory Note with a principal balance of $100,000 and accrued interest of $12,603. As of December 31, 2025 and 2024, the Company had outstanding Notes Payable of $1,270,009 and $1,370,000, respectively.

Convertible Notes Payable - Net

The Company had the following activity related to its convertible notes payable:

Balance - December 31, 2023	$-
Proceeds (face amount of note)	628,708
Guaranteed interest recorded to convertible note payable	5,000
Original issue debt discount	(10,000)
Guaranteed interest – debt discount	(5,000)
Repayments including guaranteed interest	(55,000)
Amortization of debt discount	15,000
Balance - December 31, 2024	578,708
Proceeds (face amount of note)	750,000
Derivative liability recognized as debt discount	(953,571)
Amortization of debt discount	796,276
Balance – December 31, 2025	$1,171,413

Convertible Notes Payable are summarized as follows:

Note issued in 2025

In January 2025, the Company entered into securities purchase agreements (the “Q1 2025 SPAs”) with 2 individuals, pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “Q1 2025 Notes”), in the aggregate principal amount of $100,000 with an interest rate of 8% per annum. The Q1 2025 Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $0.10 per common share. The Q1 2025 Notes, together with any accrued interest, shall automatically convert into common shares at a price of $0.10 per share upon the successful uplisting of the Company’s common stock onto the NASDAQ, CBOE or NYSE American stock exchanges.

In April and May 2025, the Company entered into securities purchase agreements (the “Q2 2025 SPAs”) with 7 individuals, pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “Q2 2025 Notes”), in the aggregate principal amount of $650,000 with an interest rate of 8% per annum. The Q2 2025 Notes mature twelve (12) months from the dates of issue. If, prior to the Maturity Date, the Company’s securities are accepted for listing on a national securities exchange (an “Uplist”), then the outstanding principal and interest of the Q2 2025 Notes shall automatically convert into common stock, at a conversion price equal to: (a) if in connection with the Uplist the Company issues and sells shares of its common stock, or securities convertible into or exchangeable for shares of common stock, whether in a public offering or a private placement, eighty-five percent (85%) of the per share price paid by the investors in such offering, or (b) otherwise eighty-five percent (85%) of the VWAP of the common stock on the day on which the Company’s common stock first opens for trading on such exchange, or (b) if the Q2 2025 Notes have not previously been converted then upon the Maturity Date, the Conversion Amount shall be convertible, at the election of the Holder, into common stock at a conversion rate equal to a eighty-five percent (85%) of the average VWAP for the five Trading Days immediately preceding the Maturity Date.

The Company valued the conversion feature using the Black-Scholes pricing model. The fair value of the derivative liability for all the notes that became convertible with variable conversion price during the year ended December 31, 2025 amounted to $1,070,788, and $953,571 of the value assigned to the derivative liability was recognized as a debt discount to the notes while the balance of $117,217 was recognized as loss on extinguishment of debt.

Notes issued in 2024

In February, 2024, the Company entered into a securities purchase agreement (the “February 2024 SPA”), pursuant to which the Company agreed to issue to the Investor a Promissory Note (the “February 2024 Note”), dated February 12, 2024, in the principal amount of $50,000. The February 2024 Note was funded by the Investor on February 15, 2024, with the Company receiving funding of $40,000, net of OID of $15,000, including guaranteed interest of 10% per calendar year, or $5,000. The Note matures on May 12, 2024. In July, 2024 the Company extended the maturity on the note to October 1, 2024. In consideration thereof, the noteholder received a warrant to purchase 2 shares of the Company’s common stock for each $1 of indebtedness they held, at an exercise price of $0.30 per share and an expiration date of July 16, 2026. The shares underlying each warrant are to be included in the Company’s next-filed registration statement with the Securities and Exchange Commission on Form S-1. Only upon an event of default that shall not have been cured, the Note is convertible into shares of the Company’s common stock at any time at a conversion price equal to the lowest traded price of the common stock during the thirty (30) business days prior to the relevant notice of conversion; provided, however, that the Investor may not convert the Note to the extent that such conversion would result in the investor’s beneficial ownership of the Company’s common stock being in excess of 9.99% of the Company’s then-issued and outstanding common stock. The February 2024 Note was repaid on May 9, 2024.

Between March 2024 and November 2024, the Company entered into securities purchase agreements (the “2024 SPAs”) with 16 individuals pursuant to which the Company agreed to issue to the Investors Promissory Notes (the “2024 Notes”) in the aggregate of $578,708 with an interest rate of 8%. The 2024 Notes mature twelve (12) months from the dates of issue. The principal amounts of the notes together with any accrued interest are convertible into common shares at any time prior or at maturity at a price of $0.10 per common share. The 2024 Notes, together with any accrued interest, shall automatically convert into common shares at a price of $0.10 per share upon the successful uplisting of the Company’s common stock onto the NASDAQ, CBOE OR NYSE American stock exchanges.

Modification and Extinguishment of Convertible Notes Payable

On April 3, 2025, the Company entered into Note Extension and Modification Agreements with 11 of our 2024 Noteholders, extending the maturity dates on their Notes to December 31, 2025. The conversion features of the notes were modified such that if, prior to the Maturity Date, the Company’s securities are accepted for listing on a national securities exchange (an “Uplist”), then the outstanding principal and interest of the Notes shall automatically convert into common stock, at a conversion price equal to: (a) if in connection with the Uplist the Company issues and sells shares of its common stock, or securities convertible into or exchangeable for shares of common stock, whether in a public offering or a private placement, eighty-five percent (85%) of the per share price paid by the investors in such offering, or (b) otherwise eighty-five percent (85%) of the VWAP of the common stock on the day on which the Company’s common stock first opens for trading on such exchange, or (b) if the Notes have not previously been converted then upon the Maturity Date, the Conversion Amount shall be convertible, at the election of the Holder, into common stock at a conversion rate equal to a eighty-five percent (85%) of the average VWAP for the five Trading Days immediately preceding the Maturity Date.

On April 3, 2025 the Company evaluated the modification of terms under ASC 470-50, “Debt - Modification and Extinguishment”, and concluded that the extension of the maturity dates did not result in significant change, however, the amendment of conversion price was fundamentally different from the existing debt and resulted in an extinguishment of the debt. Accordingly, the Company recorded a loss on extinguishment of debt of $117,217.

In January 2026, the Company extended the maturity dates of the 2024 Notes, the Q1 2025 notes and the Q2 2025 Notes listed above to March 31, 2026. The Company evaluated the modification of terms and concluded that the extension of the maturity dates did not result in significant and consequential changes to the economic substance of the debt, and thus resulted in a modification of the debt and not an extinguishment of the debt. Specifically, on the date of modification, the Company determined that the present value of the cash flows of the modified debt instruments were less than 10% different from the present value of the remaining cash flows under the original debt instruments. Accordingly, no gain or loss on debt extinguishment was recorded.

Inducements

In March 2024, the Company recorded 10,400 shares of common stock issuable as inducements to 7 individuals for the extension of 7 OID promissory notes to July 1, 2024, which shares were valued at $50 per share. All shares were issued in April 2024. The Company recognized the extensions as debt extinguishment and recorded $520,000 as inducement expense.

In July 2024, the Company entered into agreements with 16 OID and unsecured noteholders, extending the maturity on their notes to October 1, 2024. In consideration thereof, each noteholder received a warrant to purchase 2 shares of the Company’s common stock for each $1 of indebtedness they held, for an aggregate of 16 warrants exercisable into 12,706 shares of common stock, at an exercise price of $60 per share and an expiration date of July 16, 2026. The Company recorded $377,774 as inducement expense. In October, 2024, the Notes were further extended to April, 2025.

In October 2024, the Company entered into agreements with 16 OID and unsecured noteholders, extending the maturity on their note to April 1, 2025.

In October 2024, the Company entered into agreements with 1 unsecured noteholder, extending the maturity on their note to April 1, 2025. In consideration thereof, the noteholder received 2,500 shares of common stock, which shares were valued at $42.72 per share. The Company recognized the extensions as debt extinguishment and recorded $106,800 as inducement expense.

Interest expense and amortization of debt discount

During the years ended December 31, 2025, and 2024, the Company recorded interest expense for notes payable and convertible notes of $91,922 and $56,794, respectively.

During the years ended December 31, 2025, and 2024, the Company recorded amortization of debt discount of $796,276 and $15,000, respectively.